Contract Liabilities - Schedule of Contract Liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	$ 3,820,529	د.إ 14,028,981	د.إ 14,028,981
Future General Trading LLC [Member] | Machinery Investment [Member]
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	537,604	1,974,081	1,974,081
Future General Trading LLC [Member] | Autonomous Investment [Member]
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	$ 3,282,925	د.إ 12,054,900	د.إ 12,054,900